Employment and Consulting Agreements (Details Textual) (USD $)				3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012 Consultant [Member]	Mar. 30, 2012 Consultant [Member]	Dec. 31, 2011 Consultant [Member]	Sep. 30, 2012 Executive Officer [Member]	Sep. 30, 2011 Executive Officer [Member]	Sep. 30, 2012 Executive Officer [Member]	Sep. 30, 2011 Executive Officer [Member]	Dec. 31, 2011 Executive Officer [Member]	Dec. 31, 2010 Executive Officer [Member]	Dec. 31, 2011 Executive Officer [Member]	Sep. 30, 2012 Executive Officer [Member]
Officers' Compensation				$ 252,000	$ 325,000	$ 809,000	$ 930,000	$ 1,325,000	$ 1,107,000	$ 3,942,000	$ 4,815,000
Compensated Absences Liability			39,000		39,000		39,000		24,000
Accrued Professional Fees, Current		11,500
Other Accrued Liabilities	$ 7,500